SUBSIDIARY PUBLIC ISSUERS	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
SUBSIDIARY PUBLIC ISSUERS

30. SUBSIDIARY PUBLIC ISSUERS

The following tables provide consolidated summary financial information for Brookfield Renewable, BRP Equity, and Finco:

							Brookfield
	Brookfield	BRP		Holding	Other	Consolidating	Renewable
(MILLIONS)	Renewable(1)	Equity	Finco	Entities(1)(2)	Subsidiaries(1)(3)	adjustments(4)	consolidated
As at December 31, 2017:
Current assets	$32	$412	$1,691	$525	$2,816	$(3,810)	$1,666
Long-term assets	4,483	262	-	20,142	29,508	(25,157)	29,238
Current liabilities	43	7	180	3,024	3,071	(3,811)	2,514
Long-term liabilities	-	-	1,505	693	12,670	(760)	14,108
Participating non-controlling
interests - in operating
subsidiaries	-	-	-	-	6,298	-	6,298
Participating non-controlling
interests -in a holding subsidiary
- Redeemable/Exchangeable
units held by Brookfield	-	-	-	2,843	-	-	2,843
Preferred equity	-	616	-	-	-	-	616
Preferred limited partners' equity	511	-	-	516	-	(516)	511
As at December 31, 2016:
Current assets	$26	$-	$1,581	$150	$2,092	$(2,942)	$907
Long-term assets	3,779	620	-	18,415	27,250	(23,234)	26,830
Current liabilities	33	9	19	2,971	1,644	(2,943)	1,733
Long-term liabilities	-	-	1,556	738	12,775	(1,737)	13,332
Participating non-controlling
interests - in operating
subsidiaries	-	-	-	-	5,589	-	5,589
Participating non-controlling
interests -in a holding subsidiary
- Redeemable/Exchangeable
units held by Brookfield	-	-	-	2,680	-	-	2,680
Preferred equity	-	576	-	-	-	-	576
Preferred limited partners' equity	324	-	-	324	-	(324)	324

  Includes investments in subsidiaries under the equity method.
  Includes BRELP, BRP Bermuda Holdings I Limited, Brookfield BRP Holdings (Canada) Inc. and Brookfield BRP Europe Holdings Limited, together the “Holding Entities”.
  Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Finco and the Holding Entities.
  Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.

							Brookfield
	Brookfield	BRP		Holding	Other	Consolidating	Renewable
(MILLIONS)	Renewable(1)	Equity	Finco	Entities(1)(2)	Subsidiaries(1)(3)	adjustments(4)	consolidated
For the year ended
December 31, 2017
Revenues	$-	$-	$-	$-	$2,625	$-	$2,625
Net income (loss)	(4)	10	(1)	(435)	631	(150)	51
For the year ended
December 31, 2016
Revenues	$-	$-	$-	$1	$2,451	$-	$2,452
Net income (loss)	(20)	-	(1)	(100)	558	(397)	40
For the year ended
December 31, 2015
Revenues	$-	$-	$-	$8	$1,620	$-	$1,628
Net income (loss)	2	-	(1)	(42)	235	(91)	103

  Includes investments in subsidiaries under the equity method.
  Includes the Holding Entities.
  Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Finco, and the Holding Entities.
  Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.

See Note 13 – Long-term debt and credit facilities for additional details regarding the medium-term corporate notes issued by Finco. See Note 14 – Non-controlling interests for additional details regarding Class A Preference Shares issued by BRP Equity.